PORTFOLIO OF INVESTMENTS
as of November 30, 2024 (Unaudited)
1
Voya Global Advantage and
Premium Opportunity Fund
FOOR
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 96.9%
Australia : 1.9%
16,681
Ampol Ltd.
$ 317,040
0.2
34,064
Computershare Ltd.
709,731
0.4
130,650
Medibank Pvt Ltd.
326,284
0.2
61,456
QBE Insurance Group Ltd.
802,894
0.5
62,586
Scentre Group
150,565
0.1
295,473
Telstra Group Ltd.
760,908
0.5
3,067,422
1.9
Bermuda : 0.6%
10,786
Axis Capital Holdings Ltd.
1,003,530
0.6
Canada : 3.7%
5,040  Canadian Imperial Bank of
Commerce
327,156
0.2
26,436
Cenovus Energy, Inc.
418,807
0.3
9,685
iA Financial Corp., Inc.
925,784
0.6
28,926
Keyera Corp.
953,904
0.6
14,545
Parkland Corp.
375,559
0.2
20,290
Pembina Pipeline Corp.
835,918
0.5
3,722  Rogers Communications,
Inc. - Class B
132,924
0.1
23,121
Suncor Energy, Inc.
920,018
0.6
4,528
Thomson Reuters Corp.
738,814
0.4
9,208
TMX Group Ltd.
291,160
0.2
5,920,044
3.7
Denmark : 0.8%
28,806
Danske Bank A/S
828,811
0.5
870
Pandora A/S
140,379
0.1
11,159
Tryg A/S
257,531
0.2
1,226,721
0.8
France : 1.9%
2,794
BNP Paribas SA
167,013
0.1
9,969
Carrefour SA
151,817
0.1
8,243  Cie Generale des
Etablissements Michelin
SCA
268,169
0.2
11,532
Credit Agricole SA
154,446
0.1
7,161
Danone SA
489,809
0.3
1,594
Eiffage SA
143,923
0.1
18,078
Getlink SE
295,614
0.2
1,275
Ipsen SA
147,453
0.1
69,429
Orange SA
739,975
0.4
4,544
Sanofi
441,345
0.3
2,999,564
1.9
Germany : 1.7%
1,836
Allianz SE
568,359
0.4
42,996  Deutsche Telekom AG,
Reg
1,375,479
0.9
3,865
(1)
Scout24 SE
348,496
0.2
3,448
Symrise AG
381,422
0.2
2,673,756
1.7
Hong Kong : 0.9%
211,500  BOC Hong Kong Holdings
Ltd.
652,584
0.4
28,000  CK Hutchison Holdings
Ltd.
146,426
0.1
5,700  Jardine Matheson
Holdings Ltd.
234,498
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Hong Kong (continued)
53,000  Power Assets Holdings
Ltd.
$ 348,389
0.2
19,000
Swire Pacific Ltd. - Class A
156,444
0.1
1,538,341
0.9
Ireland : 0.1%
1,852
Medtronic PLC
160,272
0.1
Israel : 0.2%
31,428
Bank Leumi Le-Israel BM
358,156
0.2
Italy : 1.4%
249,309
Intesa Sanpaolo SpA
956,980
0.6
29,686
(1)
Poste Italiane SpA
416,820
0.2
24,923
UniCredit SpA
957,336
0.6
2,331,136
1.4
Japan : 4.7%
38,700
Central Japan Railway Co.
797,013
0.5
30,000  Chubu Electric Power Co.,
Inc.
317,614
0.2
14,100
Dai-ichi Life Holdings, Inc.
382,184
0.2
4,300  Daito Trust Construction
Co. Ltd.
480,002
0.3
16,600  Daiwa House Industry Co.
Ltd.
522,646
0.3
700
Disco Corp.
191,286
0.1
29,100
ENEOS Holdings, Inc.
157,572
0.1
1,100
Hoya Corp.
142,201
0.1
10,400
Japan Airlines Co. Ltd.
173,143
0.1
15,500  Japan Post Holdings Co.
Ltd.
155,442
0.1
31,900
Japan Tobacco, Inc.
899,896
0.6
11,400
JFE Holdings, Inc.
130,446
0.1
10,000
Kirin Holdings Co. Ltd.
139,736
0.1
23,700
Nitto Denko Corp.
378,910
0.2
13,300  Ono Pharmaceutical Co.
Ltd.
152,806
0.1
3,300
Otsuka Holdings Co. Ltd.
191,749
0.1
13,900
Secom Co. Ltd.
485,676
0.3
30,400
Sekisui Chemical Co. Ltd.
492,236
0.3
12,300
Shionogi & Co. Ltd.
174,472
0.1
7,400
Sumitomo Corp.
158,835
0.1
14,300  Takeda Pharmaceutical
Co. Ltd.
389,892
0.3
10,500
Trend Micro, Inc./Japan
578,906
0.4
7,492,663
4.7
Netherlands : 1.1%
1,263  BE Semiconductor
Industries NV
150,171
0.1
160,442
Koninklijke KPN NV
622,406
0.4
18,421
NN Group NV
854,888
0.5
1,278
Wolters Kluwer NV
213,287
0.1
1,840,752
1.1
Norway : 0.6%
30,763
DNB Bank ASA
643,794
0.4
31,355
Telenor ASA
369,185
0.2
1,012,979
0.6
Singapore : 0.8%
25,500
DBS Group Holdings Ltd.
809,162
0.5
16,600
Singapore Exchange Ltd.
157,589
0.1

PORTFOLIO OF INVESTMENTS
as of November 30, 2024 (Unaudited) (continued)

Voya Global Advantage and
Premium Opportunity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Singapore (continued)
100,300  Singapore Technologies
Engineering Ltd.
$ 337,134
0.2
1,303,885
0.8
Spain : 1.4%
10,354  ACS Actividades de
Construccion y Servicios
SA
481,224
0.3
2,205
(1)
Aena SME SA
477,540
0.3
14,570  Industria de Diseno Textil
SA
804,018
0.5
43,720
Repsol SA
547,234
0.3
2,310,016
1.4
Sweden : 0.6%
14,159
Essity AB - Class B
390,027
0.3
11,466
SKF AB - Class B
220,447
0.1
17,137
Swedbank AB - Class A
335,697
0.2
946,171
0.6
Switzerland : 1.7%
120
Givaudan SA, Reg
529,412
0.3
11,217
Holcim AG
1,143,230
0.7
10,822
Novartis AG, Reg
1,147,342
0.7
2,819,984
1.7
United Kingdom : 3.2%
41,055
(1)
Auto Trader Group PLC
438,543
0.3
42,277
Aviva PLC
260,366
0.2
48,148
BAE Systems PLC
752,543
0.5
70,836
BP PLC
346,885
0.2
29,966  British American Tobacco
PLC
1,138,112
0.7
119,303
Centrica PLC
193,489
0.1
13,536
Informa PLC
147,666
0.1
51,507
NatWest Group PLC
264,196
0.2
22,469
Pearson PLC
352,557
0.2
25,950
Sage Group PLC
433,260
0.3
17,412
Smiths Group PLC
392,450
0.2
10,180
Whitbread PLC
369,455
0.2
5,089,522
3.2
United States : 69.6%
12,365
AbbVie, Inc.
2,261,929
1.4
1,921
Acuity Brands, Inc.
616,045
0.4
5,275
AECOM
617,017
0.4
3,127  Allison Transmission
Holdings, Inc.
370,549
0.2
3,232
Allstate Corp.
670,284
0.4
2,524
Alphabet, Inc. - Class A
426,430
0.3
21,382
Altria Group, Inc.
1,234,597
0.8
9,585
Amdocs Ltd.
831,211
0.5
2,022  American Financial Group,
Inc.
296,951
0.2
17,356  American Homes 4 Rent -
Class A
664,561
0.4
428
Ameriprise Financial, Inc.
245,659
0.2
4,327
AmerisourceBergen Corp.
1,088,457
0.7
4,437
AMETEK, Inc.
862,464
0.5
2,247
Aon PLC - Class A
879,790
0.5
2,576
Applied Materials, Inc.
450,053
0.3
4,170
Assurant, Inc.
947,007
0.6
70,223
AT&T, Inc.
1,626,365
1.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United States (continued)
4,954  Automatic Data
Processing, Inc.
$ 1,520,531
0.9
18,395
Baker Hughes Co.
808,460
0.5
7,093
Black Hills Corp.
454,448
0.3
27,149
Bristol-Myers Squibb Co.
1,607,764
1.0
28,051  Brixmor Property Group,
Inc.
843,494
0.5
4,205  Broadridge Financial
Solutions, Inc.
992,464
0.6
4,810
Brown & Brown, Inc.
544,011
0.3
1,723
Cabot Corp.
188,875
0.1
1,272  Capital One Financial
Corp.
244,237
0.2
8,287
Cardinal Health, Inc.
1,013,003
0.6
4,966
Cboe Global Markets, Inc.
1,071,911
0.7
1,533
Chevron Corp.
248,239
0.2
3,597
Cigna Group
1,215,067
0.8
4,515
Cintas Corp.
1,019,442
0.6
34,838
Cisco Systems, Inc.
2,062,758
1.3
13,976
Citigroup, Inc.
990,479
0.6
5,491
CME Group, Inc.
1,306,858
0.8
2,295
Coca-Cola Co.
147,064
0.1
9,963
Colgate-Palmolive Co.
962,725
0.6
11,697  Commerce Bancshares,
Inc.
862,654
0.5
11,001
ConocoPhillips
1,191,848
0.7
5,057
COPT Defense Properties
166,628
0.1
39,022
Coterra Energy, Inc.
1,042,668
0.6
5,546
CSX Corp.
202,706
0.1
18,169
CVS Health Corp.
1,087,415
0.7
3,348
Delta Air Lines, Inc.
213,669
0.1
1,827
Diamondback Energy, Inc.
324,457
0.2
18,003
Dow, Inc.
795,913
0.5
9,418
DT Midstream, Inc.
999,438
0.6
6,548
DTE Energy Co.
823,607
0.5
12,574
Edison International
1,103,368
0.7
2,545
Elevance Health, Inc.
1,035,713
0.6
8,095
Entergy Corp.
1,264,196
0.8
11,635
Equitable Holdings, Inc.
561,156
0.4
12,158
Equity Residential
932,032
0.6
11,781
Essent Group Ltd.
680,706
0.4
1,553
Essex Property Trust, Inc.
482,144
0.3
16,044
Evergy, Inc.
1,036,924
0.6
6,548
Fortive Corp.
519,453
0.3
15,426  Gaming and Leisure
Properties, Inc.
796,136
0.5
13,806
General Mills, Inc.
914,786
0.6
22,838
Genpact Ltd.
1,054,202
0.7
4,105
Genuine Parts Co.
520,227
0.3
17,379
Gilead Sciences, Inc.
1,608,948
1.0
12,953
H&R Block, Inc.
767,854
0.5
3,057
Hancock Whitney Corp.
181,525
0.1
1,753  Hanover Insurance Group,
Inc.
289,263
0.2
9,264  Hartford Financial Services
Group, Inc.
1,142,344
0.7
13,408  Hewlett Packard
Enterprise Co.
284,518
0.2
1,720  Hilton Worldwide Holdings,
Inc.
435,917
0.3

PORTFOLIO OF INVESTMENTS
as of November 30, 2024 (Unaudited) (continued)

Voya Global Advantage and
Premium Opportunity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United States (continued)
1,442
Humana, Inc.
$ 427,380
0.3
6,000
Ingredion, Inc.
884,040
0.6
5,731  International Bancshares
Corp.
419,108
0.3
19,188
Invitation Homes, Inc.
657,189
0.4
4,274  Jack Henry & Associates,
Inc.
752,993
0.5
16,046
Johnson & Johnson
2,487,290
1.5
7,363
Kimberly-Clark Corp.
1,026,034
0.6
48,113
Kinder Morgan, Inc.
1,360,155
0.8
497
KLA Corp.
321,574
0.2
18,783
Kraft Heinz Co.
600,493
0.4
6,680
Leidos Holdings, Inc.
1,104,872
0.7
1,652
Lockheed Martin Corp.
874,585
0.5
11,737
Loews Corp.
1,017,950
0.6
5,131  LyondellBasell Industries
NV - Class A
427,618
0.3
3,249
ManpowerGroup, Inc.
209,138
0.1
5,000  Marsh & McLennan Cos.,
Inc.
1,166,150
0.7
1,597
McKesson Corp.
1,003,714
0.6
12,798
Merck & Co., Inc.
1,300,789
0.8
10,796
MetLife, Inc.
952,531
0.6
33,439
MGIC Investment Corp.
878,108
0.5
3,934  Molson Coors Beverage
Co. - Class B
244,144
0.2
10,354
National Fuel Gas Co.
662,345
0.4
7,407
NetApp, Inc.
908,394
0.6
8,359  New Jersey Resources
Corp.
431,157
0.3
596
NewMarket Corp.
318,002
0.2
21,506
NiSource, Inc.
819,164
0.5
7,755
NorthWestern Corp.
428,386
0.3
3,175
NVIDIA Corp.
438,944
0.3
20,417
OGE Energy Corp.
897,531
0.6
3,549
ONE Gas, Inc.
276,716
0.2
5,774
OneMain Holdings, Inc.
331,139
0.2
12,244
ONEOK, Inc.
1,390,918
0.9
10,972
PepsiCo, Inc.
1,793,373
1.1
7,543
PG&E Corp.
163,155
0.1
13,494  Philip Morris International,
Inc.
1,795,512
1.1
8,003
Phillips 66
1,072,242
0.7
6,969
Procter & Gamble Co.
1,249,263
0.8
3,084  Prosperity Bancshares,
Inc.
258,223
0.2
8,630
Prudential Financial, Inc.
1,116,808
0.7
4,523
Qualcomm, Inc.
717,031
0.4
1,241
Ralph Lauren Corp.
287,167
0.2
2,789  Raytheon Technologies
Corp.
339,784
0.2
10,469
Regency Centers Corp.
791,352
0.5
4,288  Reinsurance Group of
America, Inc.
979,379
0.6
4,476
Republic Services, Inc.
977,111
0.6
17,072
Rithm Capital Corp.
192,060
0.1
16,960
Rollins, Inc.
853,597
0.5
7,616
RPM International, Inc.
1,056,948
0.7
3,283
Ryder System, Inc.
554,302
0.3
6,388
Sempra Energy
598,364
0.4
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United States (continued)
1,456
Sherwin-Williams Co.
$ 578,614
0.4
3,476
Skyworks Solutions, Inc.
304,463
0.2
11,223
SLM Corp.
307,286
0.2
2,993
Snap-on, Inc.
1,106,482
0.7
12,724  SS&C Technologies
Holdings, Inc.
984,074
0.6
12,038
Synchrony Financial
812,806
0.5
6,639
Tapestry, Inc.
413,477
0.3
5,003
Texas Roadhouse, Inc.
1,026,966
0.6
1,258
TJX Cos., Inc.
158,118
0.1
2,228  Tradeweb Markets, Inc. -
Class A
301,894
0.2
4,577
Travelers Cos., Inc.
1,217,665
0.8
4,591
UnitedHealth Group, Inc.
2,801,428
1.7
16,948
Unum Group
1,303,301
0.8
40,635  Verizon Communications,
Inc.
1,801,756
1.1
2,808
Visa, Inc. - Class A
884,745
0.6
1,492  Watts Water Technologies,
Inc. - Class A
321,959
0.2
26,147
Wells Fargo & Co.
1,991,617
1.2
47,091
Wendy's Co.
864,591
0.5
2,680
Xcel Energy, Inc.
194,461
0.1
111,843,539
69.6
Total Common Stock
(Cost $128,562,477)
155,938,453
96.9
EXCHANGE-TRADED FUNDS : 0.7%
5,924  iShares MSCI EAFE Value
ETF
324,339
0.2
4,071  iShares Russell 1000
Value ETF
813,345
0.5
1,137,684
0.7
Total Exchange-Traded
Funds
(Cost $1,021,266)
1,137,684
0.7
PREFERRED STOCK : 0.6%
Germany : 0.6%
8,154
Henkel AG & Co. KGaA
695,886
0.4
6,889  Porsche Automobil
Holding SE
252,957
0.2
948,843
0.6
Total Preferred Stock
(Cost $1,055,024)
948,843
0.6
Total Long-Term
Investments
(Cost $130,638,767)
158,024,980
98.2

PORTFOLIO OF INVESTMENTS
as of November 30, 2024 (Unaudited) (continued)

Voya Global Advantage and
Premium Opportunity Fund
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 0.6%
Mutual Funds : 0.6%
897,000
(2)
BlackRock Liquidity Funds,
FedFund, Institutional
Class, 4.530%
(Cost $897,000) $ 897,000 0.6
Total Short-Term
Investments
(Cost $897,000)
$ 897,000
0.6
Total Investments in
Securities
(Cost $131,535,767) $ 158,921,980 98.8
Assets in Excess of
Other Liabilities 1,868,145 1.2
Net Assets $ 160,790,125 100.0
(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(2)
Rate shown is the 7-day yield as of November 30, 2024.
Sector Diversiﬁcation
Percentage
of Net Assets
Financials 23.0%
Health Care 13.6
Industrials 13.1
Consumer Staples 9.1
Energy 8.3
Information Technology 6.4
Utilities 6.2
Communication Services 5.5
Consumer Discretionary 4.5
Real Estate 4.1
Materials 3.7
Exchange-Traded Funds 0.7
Short-Term Investments 0.6
Assets in Excess of Other Liabilities 1.2
Net Assets 100.0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of November 30, 2024 (Unaudited) (continued)

Voya Global Advantage and
Premium Opportunity Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of November 30, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
November 30,
2024
Asset Table
Investments, at fair value
Common Stock
Australia $ — $ 3,067,422 $ — $ 3,067,422
Bermuda 1,003,530 — — 1,003,530
Canada 5,920,044 — — 5,920,044
Denmark — 1,226,721 — 1,226,721
France — 2,999,564 — 2,999,564
Germany — 2,673,756 — 2,673,756
Hong Kong 234,498 1,303,843 — 1,538,341
Ireland 160,272 — — 160,272
Israel — 358,156 — 358,156
Italy — 2,331,136 — 2,331,136
Japan — 7,492,663 — 7,492,663
Netherlands 622,406 1,218,346 — 1,840,752
Norway 369,185 643,794 — 1,012,979
Singapore — 1,303,885 — 1,303,885
Spain — 2,310,016 — 2,310,016
Sweden 390,027 556,144 — 946,171
Switzerland — 2,819,984 — 2,819,984
United Kingdom — 5,089,522 — 5,089,522
United States 111,843,539 — — 111,843,539
Total Common Stock 120,543,501 35,394,952 — 155,938,453
Exchange-Traded Funds 1,137,684 — — 1,137,684
Preferred Stock 695,886 252,957 — 948,843
Short-Term Investments 897,000 — — 897,000
Total Investments, at fair value $ 123,274,071 $ 35,647,909 $ — $ 158,921,980
Other Financial Instruments+
Forward Foreign Currency Contracts — 1,801,237 — 1,801,237
Total Assets $ 123,274,071 $ 37,449,146 $ — $ 160,723,217
Liabilities Table
Other Financial Instruments+
Written Options $ — $ (3,355,017) $ — $ (3,355,017)
Total Liabilities $ — $ (3,355,017) $ — $ (3,355,017)
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At November 30, 2024, the following forward foreign currency contracts were outstanding for Voya Global Advantage and Premium Opportunity Fund:
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
USD 8,090,375 JPY 1,125,800,000 Brown Brothers Harriman & Co. 12/17/24 $ 549,364
USD 5,251,320 GBP 4,000,000 Brown Brothers Harriman & Co. 12/17/24 161,579
USD 2,954,640 AUD 4,400,000 Morgan Stanley & Co. International PLC 12/17/24 84,365
USD 14,015,493 EUR 12,600,000 Standard Chartered Bank 12/17/24 691,863
USD 5,676,522 CAD 7,700,000 State Street Bank and Trust Co. 12/17/24 173,593
USD 3,096,985 CHF 2,600,000 State Street Bank and Trust Co. 12/17/24 140,473
$ 1,801,237

PORTFOLIO OF INVESTMENTS
as of November 30, 2024 (Unaudited) (continued)

Voya Global Advantage and
Premium Opportunity Fund
At November 30, 2024, the following OTC written equity options were outstanding for Voya Global Advantage and Premium Opportunity Fund:
Description Counterparty
Put/
Call
Expiration
Date
Exercise
Price
Number of
Contracts
Notional
Amount
Premiums
Received Fair Value
Consumer Staples
Select Sector SPDR
Fund
JPMorgan Chase
Bank N.A. Call 01/10/25 USD 83.630 123,188 USD 10,251,705 $ 88,745 $ (127,528)
Financial Select Sector
SPDR Fund
Citibank N.A. Call 12/13/24 USD 47.110 563,893 USD 28,950,267 612,782 (2,442,116)
FTSE 100 Index
Morgan Stanley & Co.
International PLC Call 12/27/24 GBP 8,144.250 1,650 GBP 13,674,045 177,991 (436,892)
Health Care Select
Sector SPDR Fund
UBS AG Call 12/13/24 USD 149.220 49,411 USD 7,283,676 127,530 (30,680)
Industrial Select Sector
SPDR Fund
Royal Bank of
Canada Call 01/10/25 USD 144.610 91,493 USD 13,174,077 176,984 (257,307)
Nikkei 225 Index
BNP Paribas Call 12/27/24 JPY 39,029.340 18,777 JPY 717,432,179 105,850 (60,494)
$ 1,289,882 $ (3,355,017)
Currency Abbreviations:
AUD
—
Australian Dollar
CAD
—
Canadian Dollar
CHF
—
Swiss Franc
EUR
—
EU Euro
GBP
—
British Pound
JPY
—
Japanese Yen
USD
—
United States Dollar
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 31,009,721
Gross Unrealized Depreciation (3,623,509)
Net Unrealized Appreciation $ 27,386,212